Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology, actuarial, property management and other administrative functions. The net amounts paid for services and obligations to the Parent and its affiliates for the years ended December 31, 2017, 2016 and 2015 were $0.3 million, $0.9 million, $4.8 million, respectively. The Parent also pays all income tax payments on behalf of the Company. The income tax payments made by the Parent were $0.3 million, $15.8 million and less than $0.1 million for the years ended December 31, 2017, 2016 and 2015, respectively. The increase in 2016 tax payments relates to the gains resulting from the AEB sale.
Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.